STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended	181 Months Ended					12 Months Ended	172 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2009	Sep. 30, 2011	Sep. 30, 2011 Common Stock	Sep. 30, 2011 Preferred Stock	Sep. 30, 2011 Prior to Merger	Sep. 30, 2011 After Merger	Dec. 31, 2010 Restated Amount	Dec. 31, 2010 Restated Amount
OPERATING ACTIVITIES
Net loss	$ (2,777,528)	$ (846,374)	$ (2,463,751)	$ (28,394,040)					$ (2,575,284)	$ (25,576,751)
Plus non-cash charges to earnings:
Stock compensation expense			1,452,231	2,018,280						2,018,280
Depreciation and amortization	4,778	4,515	3,534	87,745					6,049	85,107
Purchase R&D - Clear Image				3,309,514						3,309,514
Stock issued for services					5,598,222	270,000
Expenses paid by third parties				57,134						57,134
Contribution of services by officer and employees				799,154						799,154
Services by officer and employees paid for with non-cash consideration				167,500						167,500
Compensation cost for option price reduction				50,000						50,000
Amortization debt discounts									125,000	125,000
Amortization of options and common stock issued for services				1,775,577						1,775,577
Allowance for doubtful accounts				50,900						50,900
Gain on extinguishment of debt				(10,398)						(10,398)
Write-off of Notes Receivable				14,636						14,636
Write-off of Notes Payable				(8,239)						(8,239)
Write-off of organizational costs				3,196						3,196
Write-off of zero value investments				785,418						785,418
Write-off of leasehold improvements and computer equipment				2,006						2,006
Compensation costs for stock options and warrants granted to non-employees				1,205,015						1,205,015
Change in working capital accounts:
(Increase) decrease in receivables from related parties			(4,395)	(94,105)					(25,205)	(94,105)
Increase in other assets	86,896	1,800		91,291
(Increase) decrease in goodwill				(23,276)						(23,276)
(Increase) decrease in other receivables				(457,266)					(274,361)	(450,938)
Increase (decrease) in accrued salaries and consulting		(70,542)	(696,655)	(21,172)					(215,224)	(21,172)
Increase (decrease) in accrued interest	43,334	7,166		185,834					1,323	92,500
Increase (decrease) in accounts payable and accrued liabilities	(139,332)		(333,294)	2,276,337					1,188,405	2,413,169
Total operating activities	(2,426,002)	(903,435)	(1,156,289)	(10,534,513)					(1,208,524)	(8,108,511)
INVESTING ACTIVITIES
Purchase of equipment and furnishings	(157,621)	(230,376)	(39,685)	(1,046,723)					(782,375)	(889,102)
Investment in syringe patent development	(19,000)		(25,000)	(54,000)						(35,000)
Investment in Ives Health Company				(251,997)						(251,997)
Investment in The Health Club				(10,000)						(10,000)
Total investing activities	(176,621)	(230,376)	(64,685)	(1,362,720)					(782,375)	(1,186,099)
FINANCING ACTIVITIES
Loans from shareholders				15,707					1,800	15,707
Repayment of loans from shareholders				(8,005)						(8,005)
Repayments of Promissory Notes			(133,429)	57,325						57,325
Common stock subscribed			(512,500)	546,500						546,500
Sale of preferred stock for cash:				(1,000)						(1,000)
Proceeds from sale of common stock to third party investors							574,477	5,743,214
From exercise of stock options and warrants	1,465,820	358,386	558,701	3,783,988					96,200	2,318,168
Common Stock issued for payment of debt	427,921			805,764					366,166	366,166
Less: Issue Costs				(102,318)						(102,318)
Derivative Liability		164,761
Debt Discount		(60,267)
Convertible debentures issued for cash	439,598	169,500		782,921						355,000
Payment of exclusive license note payable				(100,000)						(100,000)
Treasury Stock				(969)					(969)	(969)
Total financing activities	2,535,910	1,124,552	1,283,406	12,097,604					1,993,188	9,561,694
Minority interest										(197,567)
Minority interest				(197,567)
Change in cash	(66,713)	(9,259)	64,432	2,804					2,289	2,289
Cash at beginning of period	69,517	67,228	4,796						67,228	67,228
Cash at end of period	2,804	57,969	67,228	2,804					69,517	69,517
Supplemental disclosure of cash flow information:
Cash paid for interest and taxes during the period										57,571
Non-cash financing and investing activities:
Investment in Globe Joint Venture										(637,566)
20 to 1 reverse stock split										138,188
Common stock subscriptions										69,800
Capitalized compensation cost for options granted										$ 1,487,700